Matthews International Funds

September 19, 2013

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, DC 20459

Re:                                                     Matthews International Funds (the “Registrant”);

Matthews China Dividend Fund

Matthews China Fund

File No. 33-78960

Ladies and Gentlemen:

The interactive data file included as an exhibit to this filing relates to the prospectus supplement for the Matthews China Dividend Fund and the Matthews China Fund that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 30, 2013 (Accession No. 0001144204-13-048569), which is incorporated herein by reference.

Please feel free to contact me with questions regarding this filing at 415-955-8109.

Very truly yours,

/s/ John McGowan